FEDERATED INSURANCE SERIES

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

January 30, 2015

EDGAR Operations Branch

U.S. Securities and Exchange Commission

Office of Insurance Products

100 F Street, N.E.

Washington, DC 20549-4720

RE: FEDERATED INSURANCE SERIES (the “Trust”)

Federated Managed Volatility Fund II

Federated Managed Tail Risk Fund II

Primary Shares

Service Shares

1933 Act File No. 33-69268

1940 Act File No. 811-8042

Dear Sir or Madam:

Post-Effective Amendment No. 70 under the Securities Act of 1933 and Amendment No. 71 under the Investment Company Act of 1940 to the Registration Statement of the above-referenced Trust is hereby electronically transmitted. This filing has been electronically redlined to indicate changes from the Fund’s currently effective Registration Statement.

As indicated on the facing page of the Amendment, the Registrant has specified that it is to become effective April 2, 2015 pursuant to the provisions of Rule 485(a) under the Securities Act of 1933. A Rule 485(a) filing is being made to incorporate Co-Advisory disclosure.

We respectfully request SEC comments on this Registration Statement within 45 days of the date of this filing.

In connection with the review of this filing by staff of the Securities and Exchange Commission, the Fund acknowledges the staff’s view that: the Fund is responsible for the adequacy and accuracy of the disclosure in the filings; staff comments or changes to disclosure in response to staff comments in the filings reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing; and the Fund may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

If you have any questions on the enclosed material, please contact me at (724) 720-8838.

Very truly yours,

/s/ M. Allison Miller

M. Allison Miller

Senior Paralegal

Enclosures